Share based compensation (Summary of Restricted Share Units Activity) (Details) - Restricted share units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of restricted shares
Granted (in shares)				48,000
2011 Incentive Scheme [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	36,283,602	38,806,095	44,302,600
Granted (in shares)	1,530,008	16,012,644	9,912,595
Forfeited (in shares)	(4,628,202)	(7,312,548)	(3,125,430)
Vested (in shares)	(12,229,688)	(11,222,589)	(12,283,670)
Outstanding at the end of the period (in shares)	20,955,720	36,283,602	38,806,095	44,302,600
Expected to vest at the end of the period (in shares)	20,568,083
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.3535	$ 1.5984	$ 0.9639
Granted (in dollars per share)	1.8618	3.3358	3.5805
Forfeited (in dollars per share)	2.7386	1.892	1.1859
Vested (in dollars per share)	2.0151	1.4374	1.0144
Outstanding at the end of the period (in dollars per share)	2.432	$ 2.3535	$ 1.5984	$ 0.9639
Expected to vest at the end of the period (in dollars per share)	$ 2.4312